Revenue and Operating Expenses - Schedule of Disaggregation Revenue Per Product Segments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	$ 14,100,758	$ 13,009,507	$ 11,507,549
Kitchen and food preservation [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	2,043,780	2,027,320	2,163,684
Home solutions [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	1,360,119	1,081,778	1,272,272
Tech & mobility [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	719,320	521,348	553,977
Laundry & Cleaning [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	714,678	666,220	691,272
Bedroom [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	413,565	620,282	854,323
Bathroom [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	401,284	418,190	749,161
Wellness [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	284,212	351,768
Other [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	54,876	39,702	58,655
Home Organization Products [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	5,991,834	5,726,608	6,343,344
Fragrance [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	5,547,588	5,139,914	3,472,919
Color (cosmetics) [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	1,119,351	909,238	642,876
Skin care [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	907,234	785,450	611,905
Toiletries [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	534,751	448,297	321,806
Others [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products			114,699
Beauty and Personal Care Products [Member]
Schedule of Disaggregation Revenue Per Product Segments [Line Items]
Revenue by products	$ 8,108,924	$ 7,282,899	$ 5,164,205